UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:  811-09941

AMBASSADOR FUNDS

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

500 Griswold Street, Suite 2800

Detroit, MI   48226

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)  (ZIP CODE)

Brian T. Jeffries

Ambassador Capital Management L.L.C.

500 Griswold Street, Suite 2800

Detroit, MI 48226

(NAME AND ADDRESS OF AGENT FOR SERVICE)

    Registrant's telephone number, including area code:  (313) 961-3111

                     Date of fiscal year end:  July 31

                 Date of reporting period:  January 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17

CFR 270.30e-1). The Commission may use the information provided on Form N-

CSR in its regulatory , disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-

CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form

N-CSR unless the Form displays current valid Office of Management and

Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission,

450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

3507.

Item 1.   Semi-Annual Reports to Shareholders

The following is a copy of the reports transmitted to shareholders pursuant to

Rule 30e-1 under the Investment Company Act of 1940(17CFR270.30e-1).

Semi-Annual Report January 31, 2009

Ambassador Money Market Fund

Investment products:

•

Are not deposits of, or guaranteed by, Ambassador

Capital Management, L.L.C., or any of its affiliates

•

Are not insured by the FDIC

•

Are subject to investment risks, including the possible

loss of the principal amount invested

This material must be accompanied or preceded by a prospectus.

Ambassador Money Market Fund

Table of Contents

Semi-Annual Report - January 31, 2009

Performance Highlights	1
Shareholder Expenses	2
Schedule of Portfolio Investments	3
Financial Statements	6
Financial Highlights	8
Notes to Financial Statements	9
Other Information	13
Trustees & Officers	14

An investment in the Ambassador Money Market Fund is not insured or guaranteed by the FDIC or any other government agency.  Although the money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Fund Rating

Standard & Poor’s Rating Services, a division of The McGraw-Hill Companies, Inc. (“S&P”), has assigned a Principal

Stability Fund Rating of “AAAm” to the Ambassador Money Market fund.  A fund rated AAAm has extremely strong capacity to maintain principal stability and to limit exposure to principal losses due to credit, market and/or liquidity risks.  AAAm is the highest principal stability fund rating assigned by S&P.  There is no assurance that such rating will continue for any given period of time or that it will not be revised or withdrawn entirely if in the sole judgment of

S&P, circumstances so warrant.

Ambassador Funds
Money Market Fund		Performance Highlights
January 31, 2009

Current 7-Day Yield: 0.82%		Average Days to Maturity: 46

PERFORMANCE	Average Annual Total Return
Inception
Ambassador	1 Year	3 Year	5 Year	since 8/1/2000
	2.31%	4.09%	3.32%	2.94%

Total Annual Operating Expenses - Gross* 0.31% *Source Prospectus Dated November 25, 2008

$12,787

The 7-day yield will vary, and the yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation. Past performance is no guarantee of future results. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PORTFOLIO COMPOSITION

(A) Net of other assets and liabilities.

1

Ambassador Funds
Money Market Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent semi-annual period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Actual	$ 1,000	$ 1,007.58	$ 1.80
Hypothetical (5% return per year before expenses)	$ 1,000	$ 1,023.42	$ 1.82

* Expenses are equal to the Fund's annualized expense ratio of 0.36%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
(Unaudited)	January 31, 2009

Commercial Paper – 59.6%*
Security Description	Principal Amount	Value ($)
Automotive - 2.8%
FCAR Owner Trust 1.05%, 02/02/09	13,000,000	12,999,621

Banking-U.S. - 12.8%
Ebury Finance LLC (b), 1.40%, 03/23/09	13,000,000	12,974,722
Fountain Square Commercial Funding Corp. (b), 0.85%, 02/13/09	12,000,000	11,996,600
Lloyds TSB Bank PLC 1.07%, 04/09/09	2,000,000	1,996,017
Lloyds TSB Bank PLC 1.25%, 04/14/09	10,000,000	9,975,000
Market Street Funding (b), 0.75%, 06/08/09	13,000,000	12,965,604
Societe Generale NA 0.87%, 04/06/09	10,000,000	9,984,533
		59,892,476
Banking-Foreign-Australian - 5.5%
ANZ Banking Group (b), 0.70%, 05/07/09	2,000,000	1,996,305
ANZ National Int'l Ltd (b), 0.95%, 05/07/09	10,000,000	9,974,931
Westpac Banking Corp. (b), 0.55%, 04/14/09	14,000,000	13,984,600
		25,955,836
Banking-Foreign-Canadian - 1.8%
Old Line Funding Corp. (b), 0.60%, 02/03/09	8,668,000	8,667,711

Banking-Foreign-Denmark - 2.1%
Danske Corp. 2.27%, 06/04/09	10,000,000	9,922,442

Banking-Foreign-German - 8.3%
Giro Balanced Funding Corp. (b), 1.45%, 02/24/09	13,000,000	12,987,957
Hannover Funding Corp. (b), 1.35%, 03/26/09	13,000,000	12,974,162
Silver Tower US Funding (b), 1.25%, 02/05/09	13,000,000	12,998,194
		38,960,313
Banking-Foreign-Ireland - 2.6%
Anglo Irish Bank Corp. (b), 1.10%, 03/13/09	12,000,000	11,985,333

Banking-Foreign-Netherlands - 2.7%
Amstel Funding Corp. (b), 0.75%, 02/09/09	12,782,000	12,779,870

Banking-Foreign-UK - 2.8%
Thames Asset Global Securities (b), 0.75%, 02/17/09	13,000,000	12,995,800

Chemicals - 2.1%	10,000,000	9,948,056
BASF SE (b), 1.00%, 08/07/09

3

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
(Unaudited)	January 31, 2009

Commercial Paper – 59.6%* (Continued)
Security Description	Principal Amount	Value ($)
Conglomerate - 2.8%
UBS Finance Delaware LLC 1.20%, 04/23/09	13,000,000	12,964,900

Diversified Manufacturing - 0.4%
Illinois Tool Works, Inc. 0.35%, 05/07/09	2,000,000	1,998,153

Distribution-Wholesale - 2.5%
Louis Dreyfus Corp. 1.55%, 04/01/09	12,000,000	11,969,517

Finance - 2.6%
Galleon Capital Corp. 1.15%, 02/09/09	12,000,000	11,997,155

Finance-Other Services - 2.8%
Govco LLC (b), 1.65%, 06/16/09	10,000,000	9,938,125
Govco LLC (b), 0.90%, 06/17/09	3,000,000	2,989,800
		12,927,925
Food and Kindred Products - 1.4%
Nestle Capital Corp. 2.50%, 02/05/09	5,000,000	4,998,611
Nestle Capital Corp. 2.35%, 03/04/09	1,415,000	1,412,137
		6,410,748
Insurance - 3.6%
Autobahn Funding Co. LLC (b), 1.55%, 02/02/09	5,000,000	4,999,785
Autobahn Funding Co. LLC (b), 1.21%, 02/04/09	12,000,000	11,998,790
		16,998,575

TOTAL COMMERCIAL PAPER		279,374,431

U.S. Government Agency Obligations – 16.0%
Security Description	Principal Amount	Value ($)
Federal Home Loan Bank - 12.5%
2.30%, 03/06/09	15,000,000	14,968,375
0.65%, 10/02/09	2,650,000	2,638,373
2.50%, 04/14/09	5,000,000	4,975,000
1.661%, 12/17/09**	10,000,000	9,972,960
1.254%, 07/13/10**	10,000,000	10,001,766
3.25%, 09/25/09	4,000,000	4,057,441
5.00%, 02/20/09	2,000,000	2,002,157
2.038%, 11/20/09**	10,000,000	9,971,593
		58,587,665

4

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
(Unaudited)	January 31, 2009

U.S. Government Agency Obligations – 16.0% (Continued)
Security Description	Principal Amount	Value ($)

Federal Home Loan Mortgage Corp. - 1.8%
4.25%, 07/15/09	2,625,000	2,645,237
2.40%, 04/21/09	2,000,000	2,002,322
2.78%, 05/26/09	862,000	854,412
2.75%, 11/13/09	3,000,000	3,046,430
		8,548,401
Federal National Mortgage Assoc. - 1.7%
2.17%, 03/27/09	1,200,000	1,196,093
1.75%, 05/18/09	6,600,000	6,565,991
		7,762,084

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		74,898,150

Mutual Fund - 24.5%

Security Description	Principal Amount	Value ($)

JPMorgan U.S. Government Money Market Fund - Agency	114,493,556	114,493,556

TOTAL INVESTMENTS - 100.1%		468,766,137
(COST $468,766,137)(a)

OTHER ASSETS LESS LIABILITIES - (0.1%)		(216,257)

TOTAL NET ASSETS - 100%		$ 468,549,880

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

(b)

Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

*	Rate presented indicates the effective yield at time of purchase.

**	Rate in effect at January 31, 2009.

5

Ambassador Funds
Money Market Fund
(Unaudited)
Statement of Assets and Liabilities		Statement of Operations
January 31, 2009		For the six months ended January 31, 2009

Assets:		Investment Income:
Investments, at value (cost $468,766,137)	$ 468,766,137	Interest	$ 5,033,892
Cash	0
Interest receivable	258,002	Expenses:
Prepaid expenses	54,943	Advisory	451,009
Total Assets	469,079,082	Administration	90,050
		Accounting	27,516
		Audit/Tax	12,144
Liabilities:		Compliance	12,604
Distribution Payable	350,058	Custody	35,019
Accrued expenses and other liabilities:		Legal	12,708
Advisory	71,930	Transfer Agent	34,322
Other	107,214	Money Market Insurance Guarantee	74,932
Total Liabilities	529,202	Trustee	19,182
		Other	47,565
		Total Expenses	817,051

Net Assets	$ 468,549,880	Net Investment Income	4,216,841

Composition of Net Assets:		Net Realized Gain (Loss) from Investments:
Capital	$468,548,304
Accumulated net realized gain (loss) from investment transactions	1,576	Net realized gain (loss) from investment transactions	0
Net Assets	$ 468,549,880
		Increase in net assets from operations	$4,216,841

Institutional Shares:
Net Assets	$ 468,549,880
Shares Outstanding	468,548,304
Net Asset Value, Offering Price, and Redemption Price per share	$1.00

The accompanying notes are an integral part of these financial statements.

6

Ambassador Funds
Money Market Fund
Statements of Changes in Net Assets
	Six Months Ended July 31, 2009	Year Ended July 31, 2008
Investment Activities: Operations:	(unaudited)

Net investment income	$4,216,841	$17,833,981
Net realized (losses) from investment transactions	0	2,790
Increase in net assets from operations	4,216,841	17,836,771

Distributions:
Net investment income
Institutional Shares	(4,216,841)	(17,833,981)
Change in net assets from shareholder distributions	(4,216,841)	(17,833,981)

Capital Share Transactions:
Increase in net assets from capital transactions	58,432,384	53,987,584
Increase in net assets from investment activities	58,432,384	53,990,374

Net Assets:
Beginning of year	410,117,496	356,127,122
End of year	$468,549,880	$410,117,496

Share Transactions:* Institutional Shares:
Issued	$531,172,450	$828,807,060
Reinvested	4,570,039	18,232,479
Redeemed	(477,310,105)	(793,051,955)

Change in Institutional shares	58,432,384	53,987,584

Investor Shares:**
Issued	--	--
Redeemed	--	--
Change in investor shares	0	0
Change in shares	$58,432,384	$53,987,584

*	All capital share transactions have been processed at a net asset value of $1.00 per share.
**	No investor shares are outstanding at January 31, 2009 and July 31, 2008.

The accompanying notes are an integral part of these financial statements.

7

Ambassador Funds
Money Market Fund

Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

	Six Months Ended January 31, 2009 (Unaudited)	For the year ended
		July 31, 2008	July 31, 2007	July 31, 2006	July 31, 2005	July 31, 2004

Institutional Shares

Net Asset Value,
Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income	0.009	0.038	0.051	0.040	0.022	0.008
Net realized gains (losses) on investments	0.000	0.000 (a)	0.000 (a)	0.000 (a)	0.000 (a)	0.000 (a)
Total from investment activities	0.009	0.038	0.051	0.040	0.022	0.008

Distributions:
Net investment income	(0.009)	(0.038)	(0.051)	(0.040)	(0.022)	(0.008)
Total distributions	(0.009)	(0.038)	(0.051)	(0.040)	(0.022)	(0.008)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.93%	3.88%	5.17%	4.16%	2.11%	0.78%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$468,550	$410,117	$356,127	$233,153	$310,381	$243,751
Ratio of expenses to average net assets	0.36%	0.31%	0.32%	0.34%	0.33%	0.34%
Ratio of net investment income to average net assets	1.87%	3.78%	5.05%	4.02%	2.20%	0.78%

(a) Amount less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

8

Ambassador Funds
Notes to Financial Statements
January 31, 2009

1.  Organization:

The Ambassador Funds (the “Trust”) was organized as a Delaware business trust on March 22, 2000. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the “Act”).  The Trust is authorized to issue an unlimited number of shares without par value.  The Trust currently offers shares of the Ambassador Money Market Fund (the “Fund”).  The Fund is authorized to issue two classes of shares, Institutional Shares and Investor Shares.  As of  January 31, 2009, Investor Shares have not commenced operations.

2.  Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America(“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Securities Valuation:

Securities in the Fund are valued at amortized cost, which approximates market value.  The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

Repurchase Agreements:

The Fund may acquire repurchase agreements with financial institutions, such as banks and broker dealers. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest).  At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold and is required to maintain collateral of at least 100% of such value. Collateral subject to repurchase agreements is held by the Fund’s custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system. There were no repurchase agreements at January 31, 2009.

Security Transactions and Investment Income:

Security transactions are recorded on the date the security is purchased or sold.  Net realized gains and losses are calculated on the identified cost basis.  Dividend income is recorded on ex-dividend date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

9

Ambassador Funds
Notes to Financial Statements (Cont’d)
January 31, 2009

Distributions to Shareholders:

The Fund declares dividends from net investment income daily, and distributes these dividends monthly.  Net realized capital gains for the Fund, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gains/losses, paydowns, and distributions), such amounts are reclassified to capital. Temporary differences do not require reclassification.

Federal Income Taxes:

The Fund is a separate taxable entity for federal tax purposes. The Fund has qualified and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The tax periods open to examination by the Internal Revenue Service and the Illinois Department of Revenue include the fiscal years ended July 31, 2008, 2007, 2006 and 2005. As a result, the Funds have evaluated the implications of FIN 48 and determined that there is no material impact on the financial statements.

Fair Value Measurements:

On September 15, 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS No. 157"), effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

10

Ambassador Funds
Notes to Financial Statements (Cont’d)
January 31, 2009

• Level 1 - quoted prices in active markets for identical investments;

• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.);

• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the respective Fund's investments at January 31, 2009, based on the inputs used to value them (in thousands):

INVESTMENTS IN SECURITIES
Fund	(Level 1)	(Level 2)	(Level 3)	Total
AMBASSADOR MONEY MARKET FUND	$0	$468,766	$0	$468,766

The Fund's investments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, however, since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

3.  Related Parties:

Investment Adviser:

Ambassador Capital Management, L.L.C., (the “Adviser”) serves as the investment adviser to the Fund. Brian T. Jeffries, President and Chief Executive Officer, and Gregory A. Prost, Vice President, each of whom owns more than 25% of the voting securities of the Adviser, are also trustees of the Fund. Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser receives a fee, computed daily and paid monthly, based on the average daily net assets, at an annual rate of 0.20%.

Administrator and Fund Accountant:

Administration, Accounting and Compliance Expenses reported on the Statement of Operations were paid to Fund Services Group LLC (“FSG”), an affiliate of the Adviser, pursuant to agreements dated August 1, 2003 and renewable annually commencing August 1, 2005. FSG is 45.5% owned by the Adviser, 45.5% owned by Monetta Financial Services, Inc. and the remaining 9% is owned by Maria De Nicolo of  FSG. According to the terms of the agreements, the Fund will compensate FSG annually for the following services, all of which are calculated and accrued daily and paid monthly:

11

Ambassador Funds
Money Market Fund
Notes to Financial Statements (Cont’d)
January 31, 2009

3.  Administrator and Fund Accountant (Cont’d):

Administration - 4 basis points (0.04%) on the first $500 million in net assets; 3 basis points (0.03%) on the next $500 million on net assets; 2 basis points (0.02%) on net assets in excess of $1 billion.

Accounting - $30,000 on the first $200 million in net assets; 1 basis point (0.01%) on the next $300 million in net assets;
½ basis point (0.005%) on net assets in excess of $500 million.

Compliance - a minimum monthly fee of $2,083.

In addition to the fees set forth above, the Fund shall also reimburse FSG for its reasonable out-of-pocket expenses.

4.  Federal Tax Information:

The tax character of distributions paid by the Fund during the fiscal year ended July 31, 2008 were as follows:

Distributions paid from
Net Investment Income	Net Long Term Capital Gains		Total Taxable Distributions	Tax Return of Capital	Total Dividends Paid*
$18,501,888	--		$18,501,888	--	$18,501,888

As of July 31, 2008 the components of accumulated earnings (deficit) on a tax basis for the Fund were as follows:

Undistributed Net Investment Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Total Accumulated Deficit
$826,071	$1,576	$827,647	$826,071	$1,576	$0

*Total distributions paid differ from the amount reported in the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

12

Ambassador Funds
Money Market Fund
Other Information

QUARTERLY PORTFOLIO OF INVESTMENTS

A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov.  Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling 1-800-992-0444.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES

A money market fund generally does not invest in securities that possess voting rights.  Accordingly, the Fund has not adopted policies and procedures to determine how to vote proxies relating to portfolio securities.  The fund has not voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2008.

13

Ambassador Funds
Money Market Fund

The following table contains information regarding the Trustees and Officers of Ambassador Funds.  Asterisks indicate those Trustees who are “interested persons,” as defined in the Investment Company Act of 1940, as amended, of the Fund. The Fund’s Statement of Additional Information includes additional information about the Trustees and Officers and is available by calling (800) 992-0444.

Name (Year of Birth) Address Positions(s) Held with the Funds	Principal Occupations(s) During Past 5 Years	Number of Portfolios In the Fund’s Complex Overseen by Trustee	Other Directorships Held by Trustee(2)	Renumeration Paid By The Fund Aug 2008 to Jan 2009
DISINTERESTED TRUSTEES:(1)
Dennis W. Archer, Jr. (1969) Archer Corporate Services, LLC 6703 Haggerty Rd., Suite B Belleville, MI 48111 Trustee since 3/11/2008	Founding Principal and President of Archer Corporate Services, LLC, since 2004; Managing Principal of Ignition Media Group, LLC, since 1997; Principal, Hamilton Woodlynne Publishing, since 2005; Station Mgr/Nat’l Sales Mgr for Radio One, Inc. from 1998-2004.	2	NStar Community Bank since 2006.	$4,875
Nicholas J. DeGrazia (1943) PO Box 38 North Street, MI 48049 Trustee since 2006	Chairman of Shorewood Adventures, Inc. since 2005; Principal of Modesitt Associates, Inc. (management consulting firm) from 1997-2008; Consultant of Lionel, LLC, from 1995-1996; President and Chief Operating Officer of Lionel Trains, Inc. from 1990-1995.	2	None	$4,875
Ronald E. Hall (1943) Bridgewater Interiors, LLC 4617 West Fort St. Detroit, MI 48209 Trustee since 2006	President, Chief Executive Officer and Chairman of the Board of Bridgewater Interiors, LLC, an automotive supplier joint venture with Johnson Controls, Inc, since 1998; President and Chief Executive Officer of the Michigan Minority Business Development Council from 1992-1998.	2	United American Healthcare Corporation since 2001.	$4,875
Conrad W. Koski (1945) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 Trustee since 2006 Chairman since 2006	Retired 1997; President and Chief Executive Officer of First of Michigan Corporation from 1996-1997 and Executive Vice President and Chief Financial Officer from 1982-1996. Officer and Trustee of Cranbrook Funds from 1984-1997.	2	None	$4,875
INTERESTED TRUSTEES: (1)(3)
Brian T. Jeffries* (1965) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 Trustee since 2006 President since 2006	Founder and President of Ambassador Capital Management, LLC, since 1998; Shareholder and Portfolio Manager of Munder Capital Management, Inc. from 1994-1998.	2	None	$0
Gregory A. Prost* (1966) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 Trustee since 2006 Vice President since 2006	Chief Investment Officer of Ambassador Capital Management, LLC, since 2000; Shareholder and Senior Portfolio Manager of Munder Capital Management, Inc. from 1995-2000.	2	None	$0

14

Ambassador Funds
Money Market Fund

The following table contains information regarding the Trustees and Officers of Ambassador Funds.  Asterisks indicate those Trustees who are “interested persons,” as defined in the Investment Company Act of 1940, as amended, of the Fund. The Fund’s Statement of Additional Information includes additional information about the Trustees and Officers and is available by calling (800) 992-0444.

Name (Year of Birth) Address	Position(s) Held with the Funds	Term of Office and Length of Time Served with the Fund(1)	Principal Occupation(s) During Past 5 Years
OFFICERS WHO ARE NOT TRUSTEES:
Kathryn J. Nurre (1954) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226	Secretary	Indefinite term; since 2000	Vice President and Senior Portfolio Manager of Ambassador Capital Management, LLC since 1998; Director of Short Term Investments of Cranbrook Capital Management from 1994-1998.
Maria C. De Nicolo (1949) Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Chief Compliance Officer	Indefinite term; since 2004	President, Fund Services Group, LLC since 2003; Secretary of Monetta Financial Services, Inc. from 1996 to present; Treasurer from 1996 to 2004; CFO from 1998-2004.
Lynn H. Waterloo (1957) Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Treasurer and CFO	Indefinite term; since 2004	Chief Financial Officer and Treasurer, Monetta Funds since 2004; Secretary, Fund Services Group, LLC since 2003.
Gary R. Schaefer (1946) Ambassador Capital Mgmnt, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Assistant Secretary	Indefinite term; since 2003	Portfolio Manager, Ambassador Capital Management, LLC since 2000; Portfolio Manager, Monetta Financial Services, Inc. from 1997-2001; Lehman Brothers FID from 1973-1997.
Derek Oglesby (1977) Ambassador Funds 500 Griswold St., Suite 2800 Detroit, MI 48226	Assistant Secretary	Indefinite term; since 2003	Research Analyst, Ambassador Capital Management, LLC since 2000; Investment Research Analyst with Conning Asset Management (Hartford, CT) from 1998-2000.

(1)		Each Trustee serves until he dies, resigns, or is removed; or, if sooner, until the election and qualification of his successor. Each officer is elected annually.
(2)

Other directorships includes positions held as a director or trustee of any company with a class of securities registered with the SEC pursuant to federal securities laws and any investment company registered with the SEC.

(3)

Messrs. Jeffries and Prost are "interested Trustees" because each holds a position as an executive officer and a principal owner of Ambassador Capital Management, LLC, one of the subadvisers to the Fund.

15

Semi-Annual Report

January 31, 2009

Investment Adviser

Ambassador Capital Management, LLC

500 Griswold Street, Suite 2800

Detroit, MI 48226

Counsel

Dykema Gossett PLLC

400 Renaissance Center

Detroit, MI 48243

For Additional Information Call:

1-800-992-0444

16

Semi-Annual Report January 31, 2009

Michigan Investment Trust, Government Money Market Series

Investment products:
•Are not deposits of, or guaranteed by, SBA Investment
 Advisers, or any of its affiliates

•Are not insured by the FDIC

•Are subject to investment risks, including the possible

  loss of the principal amount invested

This material must be accompanied or preceded by a prospectus.

Michigan Investment Trust, Government Money Market Series

Table of Contents

Semi-Annual Report - January 31, 2009

Performance Highlights	1
Shareholder Expenses	2
Schedule of Portfolio Investments	3
Financial Statements	7
Financial Highlights	9
Notes to Financial Statements	10
Other Information	15
Trustees & Officers	16

An investment in the Michigan Investment Trust, Government Money Market Series is not insured or guaranteed by the FDIC or any other government agency.  Although the money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Ambassador Funds		Performance Highlights
Michigan Investment Trust, Government Money Market Series
January 31, 2009

Current 7-Day Yield: 0.54%	Average Days to Maturity: 35

PERFORMANCE	Average Annual Total Return
	1 Year	Since Inception 11/01/2007
Michigan Investment Trust	1.85%	2.30%

Total Estimated Annual Operating Expenses - Gross* 0.58% *Source Prospectus dated November 25, 2008

The 7-day yield will vary, and the yield quotation more closely reflects the current earnings of the Michigan Investment Trust than the total return quotation. Past performance is no guarantee of future results. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PORTFOLIO COMPOSITION

(A) Net of other assets and liabilities.

Ambassador Funds
Michigan Investment Trust,

Government Money Market Series

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent semi-annual period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Actual	$ 1,000	$ 1,000.98	$ 2.42
Hypothetical (5% return per year before expenses)	$ 1,000	$ 1,022.79	$ 2.45

* Expenses are equal to the Fund's annualized expense ratio of 0.49%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Ambassador Funds
Michigan Investment Trust,	Schedule of Portfolio Investments
Government Money Market Series (Unaudited)	January 31, 2009
U.S. Government Agency Obligations – 46.2%
Security Description	Principal Amount	Value ($)
Federal Farm Credit Bank - 2.5%
2.625%, 02/04/2009	100,000	99,992
3.550%, 03/17/2009*	235,000	233,981
0.23938%, 03/24/2009**	500,000	499,676
0.310%, 05/27/2009**	800,000	797,362
4.125%, 07/17/2009	100,000	100,504
		1,731,515
Federal Home Loan Bank - 27.5%
0.73000%, 02/02/2009**	1,000,000	1,000,000
0.750%, 02/05/2009*	300,000	299,975
2.1700%, 02/11/2009**	200,000	200,001
2.1160%, 02/18/2009**	450,000	449,949
0.41000%, 02/19/2009**	500,000	500,000
5.000%, 02/20/2009	120,000	120,161
0.550%, 03/04/2009*	800,000	799,621
3.550%, 03/10/2009	270,000	270,337
0.26600%, 03/13/2009**	250,000	249,997
2.500%, 03/13/2009*	600,000	598,333
4.750%, 03/13/2009	100,000	100,330
0.300%, 03/16/2009*	500,000	499,343
0.48000%, 03/26/2009**	2,000,000	2,000,000
2.650%, 04/06/2009*	1,000,000	995,289
2.860%, 04/06/2009*	210,000	208,932
3.000%, 04/15/2009	250,000	249,991
0.50000%, 04/16/2009**	1,500,000	1,500,000
2.300%, 04/16/2009*	500,000	497,636
1.250%, 04/21/2009*	120,000	119,671
4.750%, 04/24/2009	100,000	100,288
1.29438%, 04/30/2009**	1,000,000	1,000,000
2.980%, 04/30/2009*	1,000,000	992,716
3.0030%, 05/01/2009**	350,000	349,848
1.800%, 05/14/2009*	500,000	497,450
2.0360%, 05/18/2009**	500,000	499,388
2.03800%, 05/20/2009**	200,000	199,966
0.500%, 06/01/2009*	350,000	349,417
5.250%, 06/12/2009	140,000	140,608
3.000%, 07/01/2009*	500,000	493,750
1.1790%, 07/10/2009**	400,000	399,761

Ambassador Funds
Michigan Investment Trust,	Schedule of Portfolio Investments
Government Money Market Series (Unaudited)	January 31, 2009
U.S. Government Agency Obligations – 46.2% (Continued)
Security Description	Principal Amount	Value ($)
0.600%, 08/03/2009*	100,000	99,695
5.250%, 08/05/2009	100,000	102,271
4.500%, 08/11/2009	100,000	102,013
5.250%, 09/11/2009	200,000	205,103
0.750%, 09/30/2009*	270,000	268,644
4.000%, 11/13/2009	120,000	121,918
0.800%, 12/01/2009*	100,000	99,327
0.650%, 12/15/2009*	1,000,000	994,276
0.700%, 12/22/2009*	100,000	99,370
0.800%, 01/04/2010*	140,000	138,952
0.940%, 01/20/2010*	178,000	176,359
5.000%, 01/26/2010	100,000	103,873
1.2540%, 07/13/2010**	1,000,000	1,000,177
		19,194,736
Federal Home Loan Mortgage Corp. - 6.3%
4.880%, 02/17/2009	400,000	400,442
1.000%, 02/20/2009*	100,000	99,947
3.750%, 02/25/2009	500,000	500,397
5.125%, 02/27/2009	100,000	100,169
0.180%, 03/03/2009*	500,000	499,925
1.120%, 03/30/2009*	1,000,000	998,227
1.190%, 04/14/2009*	100,000	99,760
0.400%, 04/22/2009*	205,000	204,818
0.370%, 05/20/2009*	448,000	447,503
4.250%, 07/15/2009	200,000	201,690
1.750%, 08/17/2009*	100,000	99,042
6.625%, 09/15/2009	100,000	103,649
2.750%, 11/13/2009	535,000	543,275
4.000%, 12/15/2009	100,000	102,260
		4,401,104
Federal National Mortgage Assoc. - 9.9%
0.180%, 02/02/2009*	300,000	299,999
0.120%, 02/09/2009*	285,000	284,992
2.800%, 02/18/2009*	400,000	399,471
3.000%, 02/23/2009*	346,000	345,550
0.250%, 03/11/2009*	400,000	399,894
2.900%, 03/30/2009*	300,000	298,623
0.400%, 04/13/2009*	300,000	299,763
5.000%, 04/20/2009	500,000	502,724
2.800%, 04/29/2009*	100,000	99,323
1.700%, 05/06/2009*	500,000	497,781

Ambassador Funds
Michigan Investment Trust,		Schedule of Portfolio Investments
Government Money Market Series (Unaudited)		January 31, 2009
U.S. Government Agency Obligations – 46.2% (Continued)
Security Description	Principal Amount	Value ($)
4.250%, 05/15/2009	100,000	100,431
6.375%, 06/15/2009	205,000	208,950
0.490%, 08/29/2009*	1,000,000	997,158
0.470%, 09/03/2009**	1,500,000	1,500,000
0.780%, 12/01/2009*	600,000	596,061
4.625%, 12/15/2009	100,000	102,322
		6,933,042

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		32,260,397

U.S. Treasury Bills - 2.1%

Security Description	Principal Amount	Value ($)
0.080%, 02/05/2009*	500,000	499,995
0.110%, 05/28/2009*	500,000	499,831
0.140%, 06/18/2009*	500,000	499,715

TOTAL U.S. TREASURY BILLS		1,499,541

Repurchase Agreement - 2.9%* (b)

Security Description	Principal Amount	Value ($)
BK AM REP 0.260%, dated 01/30/2009	2,000,000	2,000,000
Due 02/02/2009, Repurchase Price $2,000,396 Collateralized by FNMA Agency Debentures

Commercial Paper - 0.9%* (b)

Security Description	Principal Amount	Value ($)
General Electric Capital Corp., 0.75%, 04/07/2009	500,000	599,187

Ambassador Funds
Michigan Investment Trust,	Schedule of Portfolio Investments
Government Money Market Series (Unaudited)	January 31, 2009

Mutual Fund - 48.0%
Security Description	Principal Amount	Value ($)

J.P. Morgan US Government Money Market Fund - Agency	33,487,653	33,487,653

TOTAL INVESTMENTS - 100.1%		69,846,778
(COST $69,846,778) (a)

Other Assets Less Liabilities - (0.1%)		(8,022)

TOTAL NET ASSETS - 100%		$ 69,838,756

(a) Cost and value for federal income tax and financial reporting purposes are the same.
(b) Illiquid, non-negotiable securities.
* Rate presented indicates the effective yield at time of purchase.
** Rate in effect at January 31, 2009.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Michigan Investment Trust,
Government Money Market Series (Unaudited)
Statement of Assets and Liabilities		Statement of Operations
January 31, 2009		For the six months ended January 31, 2009

Assets:
Investments, at value (amortized cost $69,846,778)	$ 69,846,778	Investment Income: Interest	$ 652,256
Prepaid Expenses	67,590
Interest receivable	96,607	Expenses:
Total Assets	70,010,975	Advisory	74,565
		Administration	14,190
Liabilities:		Accounting	10,523
Distribution payable	40,446	Audit/Tax	16,560
Accrued expenses and other liabilities:		Compliance	20,239
Advisory	65,927	Custody	10,081
Other	65,846	Legal	5,077
Total Liabilities	172,219	Transfer Agent	26,569
		Trustee	19,136
		Organization expenses	12,194
		Other	17,987
Net Assets	$ 69,838,756	Total Expenses	227,121

Composition of Net Assets:		Expenses waived	(49,666)
Capital	$ 69,838,756	Expenses reimbursed	(5,000)
		Total Waived/Reimbursed Expenses	(54,666)

Shares:		Expenses Net of Waived/
Net Assets	$ 69,838,756	Reimbursed Expenses	172,455
Shares Outstanding	69,838,670
Net Asset Value, Offering Price, and
Redemption Price per share	$1.00	Net Investment Income	$ 479,801

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Michigan Investment Trust, Government Money Market Series

Statement of Changes in Net Assets
	Six Months Ended January 31, 2009	For Period From Inception, November 1, 2007, to July 31, 2008
	(unaudited)

Investment Activities: Operations:

Net investment income	$479,801	$1,248,039
Net realized gain (loss) from investment transactions	86	__
Change in net assets from operations	479,887	1,248,039

Distributions:
Net investment income	(479,801)	(1,248,039)
Change in net assets from shareholder distributions	(479,801)	(1,248,039)

Capital Share Transactions:
Change in net assets from capital transactions	(1,038,319)	70,876,989
Change in net assets from investment activities	(1,038,233)	70,876,989

Net Assets:
Beginning of period	70,876,989	__
End of period	$ 69,838,756	$ 70,876,989

Share Transactions:*
Issued	$ 53,069,888	$ 143,322,312
Redeemed	(54,108,207)	(72,445,323)

Change in shares	$ (1,038,319)	$ 70,876,989

* All capital share transactions have been processed at a net asset value of $1.00 per share.
The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Michigan Investment Trust, Government Money Market Series

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

	Six Months Ended January 31, 2009	For The Period From Inception, November 1, 2007, to July 31, 2008
	(unaudited)

Institutional Shares

Net Asset Value,
Beginning of Period	$1.000	$1.000

Investment Activities:
Net investment income	0.007	0.021
Net realized gains (losses) on investments	0.000	0.000
Total from investment activities	0.007	0.021

Distributions:
Net investment income	(0.007)	(0.021)
Total distributions	(0.007)	(0.021)

Net Asset Value, End of Period	$1.000	$1.000
Total Return	1.85%	2.18%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$69,839	$70,877
Ratio of expenses to average net assets:
Net	0.49%	0.39%**
Gross (a)	0.64%	0.58%**
Ratio of net investment income to average net assets	1.36%	2.84%**

(a)

Gross expense ratio reflects fees waived/reimbursed

*

As reported for the period - not annualized.

**

As reported for the period - annualized.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Michigan Investment Trust, Government Money Market Series	Notes to Financial Statements
January 31, 2009

1. Organization:

The Ambassador Funds (the "Trust") is a Delaware statutory trust, established under a Declaration of Trust dated March 22, 2000.  The Michigan Investment Trust, Government Money Market Series (the "Fund"), is a series of Ambassador Funds and is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the "Act"), as amended.  The Fund's primary focus is on safety, liquidity, and return, while complying with applicable Michigan statutes governing the investment of Michigan public funds.  The Fund's shares of beneficial interest ("shares") are comprised of one class only, Institutional Shares.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Securities Valuation:

Securities in the Fund are valued at amortized cost, which approximates market value.  The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.  In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

Repurchase Agreements:

The Fund may acquire repurchase agreements with financial institutions, such as banks and broker dealers. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest).  At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold and is required to maintain collateral of at least 100% of such value. In connection with transactions in repurchase agreements, it is the company's policy that its custodian take possession of the underlying  collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the company may be delayed or limited.

Security Transactions and Investment Income:

Security transactions are recorded on the date the security is purchased or sold.  Net realized gains and losses are calculated on the identified cost basis.  Dividend income is recorded on ex-dividend date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Ambassador Funds
Michigan Investment Trust, Government Money Market Series	Notes to Financial Statements (Cont’d)
January 31, 2009

Distributions to Shareholders:

The Fund declares dividends from net investment income daily, and distributes these dividends monthly.  Net realized capital gains for the Fund, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gains/losses, paydowns, and distributions), such amounts are reclassified to capital. Temporary differences do not require reclassification.

Federal Income Taxes:

The Fund is a separate taxable entity for federal tax purposes.  The Fund has qualified and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders.  Accordingly, no provision for federal income or excise tax is required.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The tax periods open to examination by the Internal Revenue Service include the fiscal period ended July 31, 2008. As a result, the Fund has adopted and evaluated the implications of FIN 48 and determined that there is no material impact on the financial statements.

Fair Value Measurements

On September 15, 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS No. 157"), effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 - quoted prices in active markets for identical investments;

• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.);

• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Ambassador Funds
Michigan Investment Trust, Government Money Market Series	Notes to Financial Statements (Cont’d)
January 31, 2009

The following table summarizes the respective Fund's investments at January 31, 2009, based on the inputs used to value them

(in thousands):

INVESTMENTS IN SECURITIES
Fund	(Level 1)	(Level 2)	(Level 3)	(Level 4)
MICHIGAN INVESTMENT TRUST, Government Money Market Series	$0	$69,839	$0	$69,839

The Fund's investments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, however, since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

3. Investment Adviser:

GPS Investment Advisors, Inc. d/b/a SBA Investment Advisers (the "Adviser"), is the investment adviser to the Fund.  The Adviser is an independent investment advisory firm dedicated exclusively to the fixed income investment management business.  Under an Investment Advisory Agreement with the Trust approved by the shareholders on October 30, 2007, the Adviser provides the Fund with investment supervisory services and certain administrative services.  The Adviser oversees the management of the investment operations of the Fund and the composition of the Fund's investment portfolio, including the purchase, retention and sale of securities in the portfolio, in accordance with the Fund's investment objectives, policies and restrictions.  The Fund pays an annual investment advisory fee to the Adviser equal to 0.21% of the Fund's average daily net assets.  The Investment Advisory Agreement may be terminated without penalty, at any time, by the vote of the Trustees, by the shareholders of the Fund or by the Adviser upon 60 days' written notice.

4. Subadvisers:

The Investment Advisory Agreement authorizes the Adviser to employ multiple subadvisers for the Fund, which subadvisers furnish the day-to-day portfolio management services for a portion of the Fund's assets. Even though subadvisers are employed for the Fund, the Adviser will continue to have responsibility for all investment advisory services furnished by the subadvisers. Each subadviser has entered into a subadvisory agreement ("Subadvisory Agreement") with the Adviser and the Trust, on behalf of the Fund. Each subadviser is responsible for providing the Fund with advice concerning the investment management of it’s allocated portion of the Fund's portfolio, that is consistent with the investment objectives and policies of the Fund. The subadviser determines which securities shall be purchased, sold or held for that portion of the Fund's assets that it has responsibility for managing.  Each subadviser is responsible for bearing its own costs of providing services to the Fund.  Each subadviser's fee is equal to 0.10% of the Fund's average daily net assets managed by the subadviser and is paid by the Adviser out of it’s own resources; the Fund has no obligations to pay the subadvisers.

Ambassador Funds
Michigan Investment Trust, Government Money Market Series	Notes to Financial Statements (Cont’d)
January 31, 2009

4. Subadvisers (Cont’d):

The subadvisors, and the percentage of the Fund's assets each manages, is presented below as of January 31, 2009:

Ambassador Capital Management, LLC	16.29%
Standish Mellon Asset Management Company LLC	15.94%
Fifth Third Asset Management, Inc.	16.27%
Victory Capital Management, Inc.	19.22%

5. Related Parties:

Investment Subadviser:

Ambassador Capital Management, LLC, (“ACM”) serves as one of the investment subadvisers to the Fund. Brian T. Jeffries, President and Chief Executive Officer, and Gregory A. Prost, Vice President, each of   whom owns more than 25% of the voting securities of ACM, are also trustees of the Fund. Under the terms of the subadvisory agreement between the Fund and ACM, ACM receives a fee, computed daily and paid monthly, based on the average daily net assets, at an annual rate of 0.10%.

Administrator:

Administration Expenses reported on the Statement of Operations were paid to Fund Services Group LLC (“FSG”), an affiliate of Ambassador Capital Management, LLC, a subadviser, pursuant to an agreement   dated August 1, 2003 and renewable annually commencing August 1, 2005. FSG is 45.5% owned by ACM, 45.5% owned by Monetta Financial Services, Inc. and the remaining 9% is owned by Maria De Nicolo of FSG.  According to the terms of the agreement, the Fund will compensate FSG annually for the following services, which is calculated and accrued daily and paid monthly:

Administration - 4 basis points (0.04%) on the first $500 million in net assets; 3 basis points (0.03%) on the next $500 million on net assets; 2 basis points (0.02%) on net assets in excess of $1 billion.

In addition to the fees set forth above, the Fund shall also reimburse FSG for its reasonable out-of-pocket expenses.

6. Federal Tax Information:

The tax character of distributions paid by the Fund during the period from November 1, 2007, Commencement of Investment Operations, to July 31, 2008 was as follows:

Distributions paid from

Net Investment Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return Of Capital	Total Dividends Paid*
$1,141,068	----	$1,141,068	----	$1,141,068

Ambassador Funds
Michigan Investment Trust, Government Money Market Series	Notes to Financial Statements (Cont’d)
January 31, 2009

6. Federal Tax Information (Cont’d):

As of July 31, 2008, the components of accumulated earnings (deficit) on a tax basis for the Fund were as follows:

Undistributed Net Investment Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Gains/(Losses)*	Total Accumulated Deficit
$116,105	--	$116,105	$106,971	--	--

*Total distributions paid differ from the amount reported in the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

Ambassador Funds
Michigan Investment Trust, Government Money Market Series	Other Information

QUARTERLY PORTFOLIO OF INVESTMENTS

A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov.  Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling 1-800-992-0444.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES

A money market fund generally does not invest in securities that possess voting rights.  Accordingly, the Fund has not adopted policies and procedures to determine how to vote proxies relating to portfolio securities.  The fund has not voted proxies relating to portfolio securities since the period from July 1, 2008 to the period ended January 31, 2009.

Ambassador Funds
Michigan Investment Trust, Government Money Market Series

The following table contains information regarding the Trustees and Officers of Ambassador Funds.  Asterisks indicate those Trustees who are “interested persons,” as defined in the Investment Company Act of 1940, as amended, of the Fund. The Fund’s Statement of Additional Information includes additional information about the Trustees and Officers and is available by calling (800) 992-0444.

Name (Year of Birth) Address Position(s) Held with the Funds	Principal Occupations(s) During Past 5 Years	Number of Portfolios in the Fund’s Complex Overseen by Trustee	Other Directorships Held by Trustee(2)	Renumeration Paid By The Fund, Aug. 2008 to Jan. 2009
DISINTERESTED TRUSTEES(1)
Dennis W. Archer, Jr. (1969) Archer Corporate Services, LLC 6703 Haggerty Rd., Suite B Belleville, MI 48111 Trustee since 3/11/2008	Founding Principal and President of Archer Corporate Services, LLC, since 2004; Managing Principal of Ignition Media Group, LLC, since 1997; Principal, Hamilton Woodlynne Publishing, since 2005; Station Mgr/Nat’l Sales Mgr for Radio One, Inc. from 1998-2004.	2	NStar Community Bank since 2006.	$4,250
Nicholas J. DeGrazia (1943) PO Box 38 North Street, MI 48049 Trustee since 2006	Chairman of Shorewood Adventures, Inc. since 2005; Principal of Modesitt Associates, Inc. (management consulting firm) from 1997-2008; Consultant of Lionel, LLC, from 1995-1996; President and Chief Operating Officer of Lionel Trains, Inc. from 1990-1995.	2	None	$4,250
Ronald E. Hall (1943) Bridgewater Interiors, LLC 4617 West Fort St. Detroit, MI 48209 Trustee since 2006	President, Chief Executive Officer and Chairman of the Board of Bridgewater Interiors, LLC, an automotive supplier joint venture with Johnson Controls, Inc, since 1998; President and Chief Executive Officer of the Michigan Minority Business Development Council from 1992-1998.	2	United American Healthcare Corporation since 2001.	$4,250
Conrad W. Koski (1945) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 Trustee since 2006 Chairman since 2006	Retired 1997; President and Chief Executive Officer of First of Michigan Corporation from 1996-1997 and Executive Vice President and Chief Financial Officer from 1982-1996. Officer and Trustee of Cranbrook Funds from 1984-1997.	2	None	$4,250
INTERESTED TRUSTEES: (1) (3)
Brian T. Jeffries* (1965) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 Trustee since 2006 President since 2006	Founder and President of Ambassador Capital Management, LLC, since 1998; Shareholder and Portfolio Manager of Munder Capital Management, Inc. from 1994-1998.	2	None	$0
Gregory A. Prost* (1966) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 Trustee since 2006 Vice President since 2006	Chief Investment Officer of Ambassador Capital Management, LLC, since 2000; Shareholder and Senior Portfolio Manager of Munder Capital Management, Inc. from 1995-2000.	2	None	$0

Ambassador Funds
Michigan Investment Trust, Government Money Market Series

The following table contains information regarding the Trustees and Officers of Ambassador Funds.  Asterisks indicate those Trustees who are “interested persons,” as defined in the Investment Company Act of 1940, as amended, of the Fund. The Fund’s Statement of Additional Information includes additional information about the Trustees and Officers and is available by calling (800) 992-0444.

Name (Year of Birth) Address	Position(s) Held with the Funds	Term of Office and Length of Time Served with the Fund(1)	Principal Occupation(s) During Past 5 Years
OFFICERS WHO ARE NOT TRUSTEES:
Kathryn J. Nurre (1954) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226	Secretary	Indefinite term; since 2006	Vice President and Senior Portfolio Manager of Ambassador Capital Management, LLC since 1998; Director of Short Term Investments of Cranbrook Capital Management from 1994-1998.

Maria C. De Nicolo (1949) Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Chief Compliance Officer	Indefinite term; since 2006	President, Fund Services Group, LLC since 2003; Secretary of Monetta Financial Services, Inc. from 1996 to present; Treasurer from 1996 to 2004; CFO from 1998-2004.

Lynn H. Waterloo (1957) Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Treasurer and CFO	Indefinite term; since 2006	Chief Financial Officer and Treasurer, Monetta Funds since 2004; Secretary, Fund Services Group, LLC since 2003.

Gary R. Schaefer (1946) Ambassador Capital Mgmnt, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Assistant Secretary	Indefinite term; since 2006	Portfolio Manager, Ambassador Capital Management, LLC since 2000; Portfolio Manager, Monetta Financial Services, Inc. from 1997-2001; Lehman Brothers FID from 1973-1997.

Derek Oglesby (1977) Ambassador Funds 500 Griswold St., Suite 2800 Detroit, MI 48226	Assistant Secretary	Indefinite term; since 2006	Research Analyst, Ambassador Capital Management, LLC since 2000; Investment Research Analyst with Conning Asset Management (Hartford, CT) from 1998-2000.

(1)		Each Trustee serves until he dies, resigns, or is removed; or, if sooner, until the election and qualification of his successor. Each officer is elected annually.
(2)

Other directorships includes positions held as a director or trustee of any company with a class of securities registered with the SEC pursuant to federal securities laws and any investment company registered with the SEC.

(3)

Messrs. Jeffries and Prost are "interested Trustees" because each holds a position as an executive officer and a principal owner of Ambassador Capital Management, LLC, one of the subadvisers to the Fund.

Semi-Annual Report

January 31, 2009

Investment Adviser

SBA Investment Advisers

3989 Research Park, Suite 102

Ann Arbor, MI 48108

Investment Subadvisers

Ambassador Capital Management, LLC

500 Griswold Street, Suite 2800

Detroit, MI 48226

Standish Mellon Asset Management Co., LLC

BNY Mellon Center

201 Washington Street, Suite 2900

Boston, MA 02108

Fifth Third Asset Management, Inc.

111 Lyon Street, N.W.

Grand Rapids, MI 49503

Victory Capital Management, Inc.

127 Public Square

Cleveland, OH 44114

Counsel Dykema Gossett PLLC 400 Renaissance Center Detroit, MI 48243 For Additional Information Call: 1-800-992-0444

ITEM 2. CODE OF ETHICS

(a) The registrant has adopted a code of ethics applicable to the Ambassador

    Fund's principal executive officer(s) and principal financial officer(s),

    regardless of whether these individuals are employed by the Registrant or third party.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) The registrant has made no amendments to its Code of Ethics during the period covered by the shareholder report presented in Item 1.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1.

(e) Not applicable.

(f) (1) Information required for this item is only required in an annual report of FORM N-CSR.

    (2) Not applicable.

    (3) The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-992-0444.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Information required for this item is only required in an annual report of

FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Information required for this item is only required in an annual report of

FORM N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Information required for this item is only required in an annual report of FORM N-CSR.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable - the Schedule of Investments is included with the registrant's Semi-Annual Report to Shareholders presented in Item 1.

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ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

         MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT

         INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors during the period covered by the report to shareholders presented in Item 1.

Item 11.  CONTROLS AND PROCEDURES

(a) Based in their evaluation of registrant's disclosure controls and

Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR270.30a-3(c)), as of a date within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer have determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files under the

Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including the registrant's principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported,

within the time periods specified in the rules and forms adopted by the U.S.

Securities and Exchange Commission.

(b) There has been no change in the registrant's internal control over

Financial reporting (as defined in Rule 30a-3(d) under the Investment Company

Act of 1940 (17CFR270.30a-3(d)) during the registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect,

the registrant's internal control over financial reporting.

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Item 12.  EXHIBITS

Exhibit (a)(1)      Code of Ethics - Not applicable

Exhibit (a)(2)      Certification for each principal executive officer and principal financial officer of the registrant as required

                    by Rule 30a-2(a) under the Act (17CFR270.30a-2(a)

Exhibit 99.906CERT  A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the

                    Sarbanes-Oxley Act of 2002, is furnished and attached hereto as

                    Exhibit 99.906CERT.

                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Ambassador Capital Management L.L.C.

By:  /s/  Brian T. Jeffries

     Name:    Brian T. Jeffries

     Title:   Principal Executive Officer

Date:  April 3, 2009

By:  /s/  Lynn H. Waterloo

     Name:    Lynn H. Waterloo

     Title:   Principal Financial Officer

Date:  April 3, 2009

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